BlackRock Capital Appreciation V.I. Fund
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 100.6%
Automobiles — 0.4%
Ferrari NV ........................ 4,782 $ 880,318
Biotechnology — 1.7%
(a)
Biogen, Inc. ....................... 2,791 791,751
Vertex Pharmaceuticals, Inc. ............ 10,858 2,954,679
3,746,430
Capital Markets — 2.8%
S&P Global, Inc. .................... 16,973 6,120,464
Chemicals — 1.6%
Sherwin-Williams Co. (The) ............. 5,016 3,494,848
Containers & Packaging — 0.8%
Ball Corp. ......................... 19,812 1,646,773
Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies, Inc.
(a)
............ 17,309 1,709,783
Entertainment — 3.3%
Netflix, Inc.
(a)
....................... 14,336 7,168,430
Equity Real Estate Investment Trusts (REITs) — 2.4%
Prologis, Inc. ....................... 12,991 1,307,154
SBA Communications Corp. ............ 12,451 3,965,395
5,272,549
Health Care Equipment & Supplies — 3.0%
(a)
Boston Scientific Corp. ................ 101,277 3,869,794
Intuitive Surgical, Inc. ................. 3,618 2,567,116
6,436,910
Health Care Providers & Services — 3.5%
Humana, Inc. ...................... 7,271 3,009,394
UnitedHealth Group, Inc. ............... 15,073 4,699,309
7,708,703
Hotels, Restaurants & Leisure — 0.4%
Domino's Pizza, Inc. .................. 2,220 944,122
Industrial Conglomerates — 1.0%
Roper Technologies, Inc. ............... 5,652 2,233,162
Interactive Media & Services — 7.5%
(a)
Alphabet, Inc., Class A ................ 4,258 6,240,525
Facebook, Inc., Class A ............... 20,952 5,487,329
Snap, Inc., Class A
(b)
................. 172,494 4,503,818
16,231,672
Internet & Direct Marketing Retail — 14.7%
(a)
Alibaba Group Holding Ltd., ADR ......... 18,145 5,334,267
Amazon.com, Inc. ................... 7,068 22,255,223
MercadoLibre , Inc. ................... 3,993 4,322,343
31,911,833
IT Services — 13.5%
Fidelity National Information Services, Inc. ... 15,222 2,240,831
GoDaddy , Inc., Class A
(a)
............... 24,673 1,874,408
Mastercard , Inc., Class A ............... 26,570 8,985,177
PayPal Holdings, Inc.
(a)
................ 17,705 3,488,416
Shopify, Inc., Class A
(a)
................ 2,259 2,310,889
Snowflake, Inc., Class A
(a)
.............. 1,095 274,845
Visa, Inc., Class A ................... 50,586 10,115,682
29,290,248
Security Shares Value
Life Sciences Tools & Services — 0.5%
Lonza Group AG (Registered) ........... 1,784 $ 1,100,970
Pharmaceuticals — 2.7%
AstraZeneca plc, ADR ................ 35,536 1,947,373
Zoetis, Inc. ........................ 23,235 3,842,372
5,789,745
Professional Services — 3.3%
CoStar Group, Inc.
(a)
.................. 6,056 5,138,577
TransUnion ........................ 25,348 2,132,527
7,271,104
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc. .................. 25,579 2,986,092
ASML Holding NV (Registered), NYRS
(b)
.... 13,750 5,077,463
NVIDIA Corp. ...................... 4,366 2,362,967
10,426,522
Software — 22.6%
Adobe, Inc.
(a)
....................... 13,101 6,425,123
Autodesk, Inc.
(a)
..................... 11,859 2,739,548
Coupa Software, Inc.
(a)
................ 5,050 1,384,912
Intuit, Inc. ......................... 17,882 5,833,287
Microsoft Corp. ..................... 81,219 17,082,792
Palantir Technologies, Inc., Class A (Acquired
02/11/14, cost $1,978,188)
(a)(c)
......... 372,988 3,366,217
RingCentral, Inc., Class A
(a)
............. 8,659 2,377,848
salesforce.com, Inc.
(a)
................. 9,082 2,282,488
ServiceNow , Inc.
(a)
................... 16,010 7,764,850
49,257,065
Specialty Retail — 3.0%
Lowe's Cos., Inc. .................... 25,661 4,256,133
TJX Cos., Inc. (The) .................. 42,049 2,340,027
6,596,160
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ........................ 66,511 7,702,639
Textiles, Apparel & Luxury Goods — 2.8%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,116 1,457,979
NIKE, Inc., Class B .................. 36,090 4,530,738
5,988,717
Total Common Stocks — 100.6%
(Cost: $127,612,924) .............................. 218,929,167
Total Long-Term Investments — 100.6%
(Cost: $127,612,924) .............................. 218,929,167
Short-Term Securities — 1.7%
(d)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% .................... 417,346 417,346
SL Liquidity Series, LLC, Money Market Series,
0.25%
(e)
........................ 3,380,032 3,381,384
Total Short-Term Securities — 1.7%
(Cost: $3,798,768) ............................... 3,798,730
Total Investments — 102.3%
(Cost: $131,411,692 ) .............................. 222,727,897
Liabilities in Excess of Other Assets — (2.3)% ............. (5,106,742)
Net Assets — 100.0% ............................... $ 217,621,155

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,366,217, representing 1.55% of its net assets as of period end, and an original cost of $1,978,188.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 206,770 $ 210,576 $ — $ — $ — $ 417,346 417,346 $ 2,437 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 2,200,975 1,179,406 — 1,041 (38) 3,381,384 3,380,032 9,354
(b)
—
$ 1,041 $ (38) $ 3,798,730 $ 11,791 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles .......................................... $ 880,318 $ — $ — $ 880,318
Biotechnology ......................................... 3,746,430 — — 3,746,430
Capital Markets ........................................ 6,120,464 — — 6,120,464
Chemicals ............................................ 3,494,848 — — 3,494,848
Containers & Packaging .................................. 1,646,773 — — 1,646,773
Electronic Equipment, Instruments & Components ................. 1,709,783 — — 1,709,783
Entertainment ......................................... 7,168,430 — — 7,168,430
Equity Real Estate Investment Trusts (REITs) .................... 5,272,549 — — 5,272,549
Health Care Equipment & Supplies ........................... 6,436,910 — — 6,436,910
Health Care Providers & Services ............................ 7,708,703 — — 7,708,703
Hotels, Restaurants & Leisure .............................. 944,122 — — 944,122
Industrial Conglomerates .................................. 2,233,162 — — 2,233,162
Interactive Media & Services ............................... 16,231,672 — — 16,231,672
Internet & Direct Marketing Retail ............................ 31,911,833 — — 31,911,833
IT Services ........................................... 29,290,248 — — 29,290,248
Life Sciences Tools & Services .............................. — 1,100,970 — 1,100,970
Pharmaceuticals ....................................... 5,789,745 — — 5,789,745
Professional Services .................................... 7,271,104 — — 7,271,104
Semiconductors & Semiconductor Equipment .................... 10,426,522 — — 10,426,522
Software ............................................. 45,890,848 3,366,217 — 49,257,065
Specialty Retail ........................................ 6,596,160 — — 6,596,160
Technology Hardware, Storage & Peripherals .................... 7,702,639 — — 7,702,639
Textiles, Apparel & Luxury Goods ............................ 4,530,738 1,457,979 — 5,988,717
Short-Term Securities ....................................... 417,346 — — 417,346
Subtotal ....................................................
$ 213,421,347 $ 5,925,166 $ — $ 219,346,513

BlackRock Capital Appreciation V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 3,381,384
$ —
Total Investments .............................................. $ 222,727,897
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Preferred
Stocks Total
Investments:
Assets:
Opening balance, as of December 31, 2019 ...................................................................... $ — $ 2,760,111 $ 2,760,111
Transfers into level 3 .................................................................................... — — —
Transfers out of level 3
(a)
.................................................................................. (3,366,217) — (3,366,217)
Other
(b)
............................................................................................. 3,366,217 (3,366,217) —
Accrued discounts/premiums ................................................................................ — — —
Net realized gain ....................................................................................... — — —
Net change in unrealized appreciation
(c)
........................................................................ — 1,485,939 1,485,939
Purchases ............................................................................................ — 1,978,188 1,978,188
Sales ............................................................................................... — (2,858,021) (2,858,021)
Closing balance, as of September 30, 2020 ......................................................................
$ — $ — $ —
Net change in unrealized appreciation on investments still held at September 30, 2020
(c)
........................................
$ — $ — $ —
(a)
As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(b)
Certain Level 3 investments were re-classified between Preferred Stocks and Common Stocks.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.